Share-based Payments	6 Months Ended
Sep. 30, 2022
Disclosure Of Share-based Payments [Abstract]
Share-based Payments	Share-based Payments
During the three months ended September 30, 2022, as part of Global Blue’s Management Incentive Plan (“MIP”), the board decided to issue a series of equity grants in the form of Global Blue restricted shares (RSAs); participation in this plan is at the board’s discretion and subject to the consent of the individual receiving the grant. In the same time, on September 14, 2022, the Nomination and Compensation Committee of the BoD (the “NCC”) approved the second amendment of the CEO’s employment agreement dated August 31, 2020, as amended on February 24, 2022, making certain amendments to the CEO’s share-based compensation.
Global Blue equity-settled restricted share grant - RSA 2022
On September 14, 2022, under the MIP, Global Blue granted 764,000 RSAs to its employees.
Under this plan, participants are granted Company’s ordinary shares if they remain in the employment of the Company, and certain market and non-market conditions are met.
As for the vesting period, 25% of the RSAs vest on August 28, 2023, 25% on August 28, 2024, 25% on August 28, 2025 and 25% on August 28, 2026.

Grant date	14/9/2022	14/9/2022	14/9/2022	14/9/2022
Vesting date	28/8/2023	28/8/2024	28/8/2025	28/8/2026
Share price at grant date (USD)	4.83	4.83	4.83	4.83
Number of shares	191,000	191,000	191,000	191,000
Risk free interest rate	4.2%	4.2%	4.0%	3.9%
Fair value per share (USD)	3.91	3.75	3.61	3.49
The estimated fair value is calculated based on the share price as at grant date, adjusted using the probability of achievement of the market-based performance conditions. The estimated fair value is based on the assumption that the service condition and non-market performance condition will be fully met. The model inputs were the share price at grant date of USD4.83, and the risk-free interest rate as stipulated in the table above. No dividend payments were considered in the fair value. At each reporting period during the vesting period, the Company reviews the non-market performance and service conditions and adjusts the number of shares expected to vest accordingly.
This plan is equity settled in accordance to IFRS2.
CEO MIP modification - SOP & RSA
As mentioned above, during three months ended September 30, 2022, the NCC approved the 2nd amendment of the CEO’s employment agreement, making certain amendments to the CEO’s share-based compensation and its conditions as follows:
RSA
Grant of 198,219 additional RSA shares, out of which 65,915 were granted and vested at the same time, and 132,304 will vest in the future. All the other terms of the RSA remained unaffected.
The share price at the date of the modification of USD4.83 has been considered in the valuation of the modified RSA plans, and the fair value has been calculated using the same models and principles as used in the original plans.

Number of shares
RSA plan	Vested in September, 2022			To vest in the future			Total
	Unconditional	Conditional	Total	Unconditional	Conditional	Total
RSA 2020	13,379	—	13,379	13,380	13,378	26,758	40,137
RSA 2021	7,132	3,566	10,698	21,396	21,393	42,789	53,487
RSAe 2021	41,838	—	41,838	62,757	—	62,757	104,595
Total	62,349	3,566	65,915	97,533	34,771	132,304	198,219
SOP
The strike price of the existing SOP grants has been adjusted as set forth below, while all the other terms of the SOPs remained unaffected.
The fair value of the modified SOP plans has been calculated using the same models and principles as used in the original plans.

Number of shares
Original Option Strike Price		New Option Strike Price		Vesting Period				Total
				2/15/2022	8/15/2022	8/15/2023	8/15/2024
US$	8.50	US$	6.42	335,155	111,718	223,437	223,437	893,747
US$	10.50	US$	8.42	283,594	94,531	189,063	189,063	756,251
US$	12.50	US$	10.42	232,031	77,344	154,688	154,688	618,751
US$	14.50	US$	12.42	180,469	60,156	120,313	120,313	481,251
Total				1,031,249	343,749	687,501	687,501	2,750,000
The above amendment of the terms of SOP and RSA plans have been considered as replacing the previous ones and therefore the modification accounting under IFRS2 has been applied.
The incremental fair value of the additional RSAs and modified SOPs granted and vested concurrently has been recognized as an expense at the date of modification.
The incremental fair value of the modified SOP and RSA plans related to the periods not yet vested at the date of modification will be recognized as an expense over the period from the date of modification to the vesting date.
The incremental fair value of the modified SOP and RSA amounts to EUR2.1 million, out of which EUR1.4 million has been recognized as expense at the date of modification and EUR0.7 million will be recognized as expense in future periods.

(EUR thousand)	Vested in September, 2022	Future periods	Total
RSA 2020	56	88	144
RSA 2021	45	98	143
RSAe 2021	175	260	435
SOP 2020	1,075	279	1,354
Total	1,351	725	2,076
Reconciliation of the outstanding RSA shares
The following tables shows the RSAs granted and outstanding at the beginning and end of each of the three and six months ended September 30, 2022:

Number of shares (thousands)	Six months ended September 30
	2022	2021
As of April 1	1,674	475
Granted during the period	962	—
Vested and released during the period	(414)	—
Forfeited during the period	(72)	—
Changes due to leavers and non-market conditions	—	(31)
As of September 30	2,150	444
Weighted average fair value (USD)	5.37	7.36

Number of shares (thousands)	Three months ended September 30
	2022	2021
As of July 1	1,672	475
Granted during the period	962	—
Vested and released during the period	(414)	—
Forfeited during the period	(70)	—
Changes due to leavers and non-market conditions	—	(31)
As of September 30	2,150	444
Weighted average fair value (USD)	5.37	7.36
The estimated fair value of the RSA plans is calculated based on the share price as at grant date, adjusted using the probability of achievement of the market-based performance conditions. The estimated fair value is based on the assumption that the service condition and non-market performance condition will be fully met. The model inputs were the share price at grant date and the risk free interest rate as stipulated in the table below. No dividend payments were considered in the fair value.

	RSA 2020 NED			RSA 2020				RSAe 2021
Grant date	23/10/2020	23/10/2020	23/10/2020	23/10/2020	23/10/2020	23/10/2020	23/10/2020	12/10/2021	12/10/2021
Vesting date	5/3/2022	5/9/2022	5/9/2023	5/3/2022	5/9/2022	5/9/2023	5/9/2024	5/9/2022	5/9/2023
Share price at grant date (USD)	8.64	8.64	8.64	8.64	8.64	8.64	8.64	6.60	6.60
Risk free interest rate	0.14%	0.17%	0.22%	0.14%	0.17%	0.23%	0.31%	0.10%	0.21%
Fair value per share (USD)	8.62	8.61	8.58	7.28	7.27	7.25	7.21	6.59	6.57

	RSA 2021				RSA 2022
Grant date	12/10/2021	12/10/2021	12/10/2021	12/10/2021	14/9/2022	14/9/2022	14/9/2022	14/9/2022
Vesting date	5/9/2022	5/9/2023	5/9/2024	5/9/2025	28/8/2023	28/8/2024	28/8/2025	28/8/2026
Share price at grant date (USD)	6.60	6.60	6.60	6.60	4.83	4.83	4.83	4.83
Risk free interest rate	0.10%	0.21%	0.40%	0.62%	4.23%	4.21%	4.03%	3.90%
Fair value per share (USD)	5.47	5.46	5.42	5.35	3.91	3.75	3.61	3.49
Reconciliation of the outstanding SOPs

	Six months ended September 30
	2022		2021
	Average exercise price per share option (USD)	Number of options (thousands)	Average exercise price per share option (USD)	Number of options (thousands)
As of April 1	10.98	7,980	10.98	8,457
Forfeited during the period	11.00	(18)	—	—
Changes due to leavers and non-market conditions	—	—	10.98	(111)
As of September 30	10.26	7,962	10.98	8,346
Vested and exercisable as of September 30	10.92	1,147	—	—

	Three months ended September 30
	2022		2021
	Average exercise price per share option (USD)	Number of options (thousands)	Average exercise price per share option (USD)	Number of options (thousands)
As of July 1	10.26	7,980	10.98	8,457
Forfeited during the period	11.00	(18)	—	—
Changes due to leavers and non-market conditions	—	—	10.98	(111)
As of September 30	10.26	7,962	10.98	8,346
Vested and exercisable during the period	11.00	916	—	—
The fair value of the SOP plans is calculated using a binomial option pricing model. The model inputs were:

	2019 SOP
Fair value at grant date (USD)	1.59	1.59
Share price at grant date (USD)	10.59	10.59
Vesting date	24/6/2022	23/6/2024
Exercise price (USD)	10.59	10.59
Expected volatility	25%	25%
Risk free interest rate	1.91%	1.91%

	2020 SOP
Fair value at grant date (USD)	1.54	1.54	1.52	1.49	0.96	0.96	0.96	0.95
Share price at grant date (USD)	8.64	8.64	8.64	8.64	8.64	8.64	8.64	8.64
Vesting date	5/3/2022	5/9/2022	5/9/2023	5/9/2024	5/3/2022	5/9/2022	5/9/2023	5/9/2024
Exercise price (USD)	8.50	8.50	8.50	8.50	10.50	10.50	10.50	10.50
Expected volatility	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%
Risk free interest rate	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%

	2020 SOP
Fair value at grant date (USD)	0.61	0.61	0.61	0.61	0.39	0.39	0.39	0.39
Share price at grant date (USD)	8.64	8.64	8.64	8.64	8.64	8.64	8.64	8.64
Vesting date	5/3/2022	5/9/2022	5/9/2023	5/9/2024	5/3/2022	5/9/2022	5/9/2023	5/9/2024
Exercise price (USD)	12.50	12.50	12.50	12.50	14.50	14.50	14.50	14.50
Expected volatility	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%
Risk free interest rate	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Due to the limited history of the company’s publicly traded shares, the volatility for SOP plans was calculated based on the historical share price volatility of a peer group which consists of similar publicly traded companies. This list of peers was selected from the peer group which was jointly defined by FPAC management and Global Blue management for the purpose of business valuation prior to the business reorganization.